SHARE-BASED PAYMENTS - Summary of the activity for the restricted shares issued under the share award scheme (Details) - Restricted Shares - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS
Number of shares - Granted	11,684,432
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Number of shares - Outstanding at beginning	57,987,266
Number of shares - Granted	17,805,065
Number of shares - Cancelled	(9,452,885)
Number of shares - Vested	(17,310,087)
Number of shares - Forfeited	(18,880,457)
Number of shares - Outstanding at ending	30,148,902	57,987,266
Number of shares - Expected to vest	30,148,902
Weighted-average grant date fair value - Outstanding at beginning	$ 1.32
Weighted-average grant date fair value - Granted	1.29	$ 2.04	$ 0.78
Weighted-average grant date fair value - Cancelled	1.73
Weighted-average grant date fair value - Vested	1.05
Weighted-average grant date fair value - Forfeited	1.37
Weighted-average grant date fair value - Outstanding at ending	1.33	$ 1.32
Weighted-average grant date fair value - Expected to vest	$ 1.33